Share Capital and Reserves - Summary of Information of Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share-Based Payment Arrangements [Abstract]
Net income attributable to Sandstorm’s shareholders for the year	$ 14,293	$ 41,716
Basic weighted average number of shares (in shares)	297,489,424	297,406,309
Basic earnings per share (in dollars per share)	$ 0.05	$ 0.14
Effect of dilutive securities, stock options (in shares)	305,353	644,651
Effect of dilutive securities, restricted share rights (in shares)	2,058,986	1,940,197
Diluted weighted average number of common shares (in shares)	299,853,763	299,991,157
Diluted earnings per share (in dollars per share)	$ 0.05	$ 0.14